SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000941285
      CCC   8vf#qrjr
      FILE-NUMBER  33-64005
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-64005
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 5
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 838           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 838
Florida Insured Trust 221                              28,862.360 Units
New York Insured Trust 244                             35,332.290 Units
Ohio Insured Trust 130                                 32,461.684 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                     Florida Insured     New York Insured   Ohio Insured Trust

                                                        Trust 221           Trust 244              130

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,895,000      $    3,585,000      $    3,250,000

Number of Units..................................       28,862.360          35,075.290          32,461.684

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  28,862.360      1/  35,075.290      1/  32,461.684

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,854,043      $    3,544,417      $    3,213,381

    Plus Sales Charge <F1>.......................   $      166,042      $      198,012      $      181,665

      Total......................................   $    3,020,085      $    3,742,429      $    3,395,046

    Divided by Number of Units...................   $    104.64         $    106.70         $    104.59

    Plus Cash Per Unit <F2>......................   $(     0.04)        $(     0.65)        $      0.09

    Public Offering Price Per Unit <F3>..........   $    104.60         $    106.05         $    104.68

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $     98.85         $    100.40         $     99.08

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $     98.85         $    100.40         $     99.08

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.75         $      5.65         $      5.60

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.75         $      5.65         $      5.60

    Par Value Per Unit <F4>......................   $    100.27         $    101.59         $    100.20

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.3163       $      5.2819       $      5.2204

    Less Estimated Annual Expense................   $      0.2392       $      0.2569       $      0.2296

    Net Annual Interest Income...................   $      5.0771       $      5.0250       $      4.9908

Daily Rate of Accrual Per Unit...................   $      0.01410      $      0.01396      $      0.01386

Trustee's Annual Fee per $1000 principal (6).....   $      1.6131       $      1.5780       $      1.4911

Estimated Current Return <F5>....................          4.85%               4.74%               4.77%

Estimated Long Term Return <F5>..................          4.61%               4.42%               4.43%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Florida Insured Trust

221, New York Insured Trust 244 and Ohio Insured Trust 130, respectively,

$104.60, $106.05 and $104.68, accrued interest to the settlement date of $.09,

$.08 and $.07, for a total price of $104.69, $106.13 and $104.75,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Florida Insured Trust 221, New York Insured Trust 244 and

Ohio Insured Trust 130 will be $1.2931,$1.2580 and $1.1711, under the quarterly distribution option and $1.1031,$1.0680 and $0.9811, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 1,1995

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            FLORIDA INSURED TRUST 221

                                   (Series 838)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,788,673) (Note 1) ............... $   2,788,154

     Accrued interest receivable ................................        36,334

                                                                  --------------



               Total assets ..................................... $   2,824,488

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      23,526

     Accrued trustee and evaluator fees .........................           714

                                                                  --------------



               Total liabilities ................................ $      24,240

                                                                  --------------



               Net assets, applicable to 28,863 units of

                 fractional undivided interest outstanding ...... $   2,800,248

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,559,079

       Less initial underwriting commission (Note 1) ............  (    174,380)

                                                                  --------------

                                                                  $   3,384,699

     Less cost of 6,137 units redeemed ..........................  (    595,485)

                                                                  --------------

                                                                  $   2,789,214

     Undistributed net investment income ........................        13,175

     Unrealized appreciation (depreciation) of investments ......  (        519)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (      1,622)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,800,248

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      14,575        $      96.56    $       .46    $      97.02

     Quarterly................       5,790               96.56            .46           97.02

     Semi-Annual..............       8,498               96.56            .46           97.02

                                ---------------  ============  ==============  ===========

                                    28,863

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         FLORIDA INSURED TRUST 221

                                                (Series 838)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       161,084   $       169,717   $       177,808

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,719   $         5,979   $         6,357

    Evaluator fees ..................................              517               544               569

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         6,236   $         6,523   $         6,926

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       154,848   $       163,194   $       170,882

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        5,439)  $         1,136   $         3,657

    Net change in unrealized appreciation or

      depreciation of investments ...................          101,105    (      246,338)           91,959

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        95,666   $(      245,202)  $        95,616

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       250,514   $(       82,008)  $       266,498

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       154,848   $       163,194   $       170,882

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        5,439)            1,136             3,657

  Net change in unrealized appreciation or

    depreciation of investments .....................          101,105    (      246,338)           91,959

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       250,514   $(       82,008)  $       266,498

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      155,625)  $(      163,953)  $(      171,469)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      155,625)  $(      163,953)  $(      171,469)

                                                       ----------------  ----------------  ----------------



Redemption of 2,190, 1,590 and

    1,391 units, respectively .......................  $(      206,476)  $(      156,848)  $(      139,388)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      111,587)  $(      402,809)  $(       44,359)



Net assets at beginning of year .....................        2,911,835         3,314,644         3,359,003

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,175,$13,952 and $14,712,respectively) ..........  $     2,800,248   $     2,911,835   $     3,314,644

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 221

                                                            (Series 838)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    285,000        State of Florida, State Board of Education, Public   2005 at 101         AAA        Aaa     $    284,550

                     Education Capital Outlay Bonds, 1994 Series C,

                     (General Obligation Bonds.) 5.600% Due 6/1/2025.



     395,000        State of Florida, Department of Transportation,      2005 at 101         AAA        Aaa          393,072

                     Turnpike Revenue Bonds, Series 1995A, 5.500% Due

                     7/1/2021.



     455,000        Dade County, Florida, Water and Sewer System         2005 at 102         AAA        Aaa          451,506

                     Revenue Bonds, Series 1995, 5.500% Due 10/1/2025.

                     (Original issue discount bonds delivered on or

                     about October 19, 1995 at a price of 94.942% of

                     principal amount.)



     100,000        City of Gainesville, Florida, Guaranteed             No Optional Call    AAA        Aaa           26,846

                     Entitlement Refunding and Revenue Bonds, Series

                     1994, 0.000% Due 8/1/2024. (Original issue

                     discount bonds delivered on or about May 4, 1994

                     at a price of 16.248% of principal amount.)



     165,000        Kissimmee Utility Authority (Florida), Electric      2003 at 102         AAA        Aaa          160,959

                     System Improvement and Refunding Revenue Bonds,

                     Series 1993, 5.250% Due 10/1/2018. (Original issue

                     discount bonds delivered on or about June 17, 1993

                     at a price of 94.253% of principal amount.)



     220,000        Lee County, Florida, Transportation Facilities       2005 at 102         AAA        Aaa          222,321

                     Revenue Bonds, Series 1995, 5.750% Due 10/1/2027.

                     (Original issue discount bonds delivered on or

                     about May 16, 1995 at a price of 93.739% of

                     principal amount.)



     170,000        Lee County, Florida, Capital and Transportation      2003 at 102         AAA        Aaa          169,918

                     Facilities Refunding Revenue Bonds, Series 1993A,

                     5.600% Due 10/1/2021.



     315,000        Orange County, Florida, Tourist Development Tax      2004 at 102         AAA        Aaa          318,446

                     Revenue Bonds, Series 1994B, 5.750% Due 10/1/2019.

                     (Original issue discount bonds delivered on or

                     about May 1, 1994 at a price of 93.873% of

                     principal amount.)





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 221

                                                            (Series 838)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    415,000        City of Palm Bay, Florida, Utility System Refunding  2003 at 102         AAA        Aaa     $    385,191

                     Revenue Bonds, Series 1994 (Palm Bay Utility

                     Corporation Project), 5.000% Due 10/1/2022.



     375,000        City of St. Petersburg, Florida, Professional        2005 at 101         AAA        Aaa          375,345

                     Sports Facility Sales Tax Revenue Bonds, Series

                     1995, 5.625% Due 10/1/2021.



------------                                                                                                    ------------

$  2,895,000                                                                                                    $  2,788,154

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  4; Bridge and Tollroad Revenue,  2;

Power Revenue,  1; Water And/or Sewer Revenue,  2.



Approximately 33%, 21% and 30% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Dedicated-Tax Supported Revenue, Bridge and Tollroad

Revenue and Water And/or Sewer Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 43% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 10 obligations issued by entities located in Florida.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NEW YORK INSURED TRUST 244

                                   (Series 838)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $3,426,683) (Note 1) ............... $   3,457,933

     Accrued interest receivable ................................        73,730

                                                                  --------------



               Total assets ..................................... $   3,531,663

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      54,084

     Accrued trustee and evaluator fees .........................           888

                                                                  --------------



               Total liabilities ................................ $      54,972

                                                                  --------------



               Net assets, applicable to 35,332 units of

                 fractional undivided interest outstanding ...... $   3,476,691

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,119,536

       Less initial underwriting commission (Note 1) ............  (    250,835)

                                                                  --------------

                                                                  $   4,868,701

     Less cost of 14,668 units redeemed .........................  (  1,427,075)

                                                                  --------------

                                                                  $   3,441,626

     Undistributed net investment income ........................        15,557

     Unrealized appreciation (depreciation) of investments ......        31,250

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     11,742)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,476,691

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      21,658        $      97.96    $       .44    $      98.40

     Quarterly................       7,756               97.96            .44           98.40

     Semi-Annual..............       5,918               97.96            .44           98.40

                                ---------------  ============  ==============  ===========

                                    35,332

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NEW YORK INSURED TRUST 244

                                                (Series 838)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       189,951   $       202,614   $       217,367

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         7,590   $         7,767   $         8,308

    Evaluator fees ..................................              620               657               700

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         8,210   $         8,424   $         9,008

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       181,741   $       194,190   $       208,359

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        4,117)  $         7,550   $         5,405

    Net change in unrealized appreciation or

      depreciation of investments ...................          145,907    (      309,570)          124,514

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       141,790   $(      302,020)  $       129,919

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       323,531   $(      107,830)  $       338,278

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       181,741   $       194,190   $       208,359

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        4,117)            7,550             5,405

  Net change in unrealized appreciation or

    depreciation of investments .....................          145,907    (      309,570)          124,514

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       323,531   $(      107,830)  $       338,278

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      182,214)  $(      195,720)  $(      209,778)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      182,214)  $(      195,720)  $(      209,778)

                                                       ----------------  ----------------  ----------------



Redemption of 1,396, 2,819 and

    3,167 units, respectively .......................  $(      132,003)  $(      279,667)  $(      318,948)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $         9,314   $(      583,217)  $(      190,448)



Net assets at beginning of year .....................        3,467,377         4,050,594         4,241,042

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,557,$16,031 and $17,562,respectively) ..........  $     3,476,691   $     3,467,377   $     4,050,594

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 244

                                                            (Series 838)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    700,000        The Port Authority of New York and New Jersey,       2005 at 101         AAA        Aaa     $    708,932

                     Consolidated Bonds, One Hundredth Series, 5.750%

                     Due 6/15/2030.



     255,000        Dormitory Authority of the State of New York,        2004 at 102         AAA        Aaa          252,088

                     Fordham University, Insured Revenue Bonds, Series

                     1994, 5.500% Due 7/1/2023. (Original issue

                     discount bonds delivered on or about April 6, 1994

                     at a price of 94.448% of principal amount.)



     520,000        Dormitory Authority of the State of New York,        2004 at 102         AAA        Aaa          515,455

                     University of Rochester, Strong Memorial Hospital

                     Revenue Bonds, Series 1994, 5.500% Due 7/1/2021.

                     (Original issue discount bonds delivered on or

                     about March 30, 1994 at a price of 93.750% of

                     principal amount.)



     510,000        Dormitory Authority of the State of New York,        2005 at 102         AAA        Aaa          524,658

                     Special Act School Districts Program, Insured

                     Revenue Bonds, Series 1995, 6.000% Due 7/1/2019.



     395,000        New York Local Government Assistance Corporation     2005 at 102         AAA        Aaa          409,761

                     (New York), Series 1995A Bonds, 6.000% Due

                     4/1/2016.



      35,000        New York Local Government Assistance Corporation     2005 at 102         AAA        Aaa           37,399

                     (New York), Series 1995A Bonds, 6.000% Due

                     4/1/2016. (Escrow Secured To Optional Redemption

                     Date.)



      30,000        New York State Environmental Facilities              2005 at 101         AAA        Aaa           30,252

                     Corporation, State Water Pollution Control

                     Revolving Fund Revenue Bonds, Series 1995 B (New

                     York City Municipal Water Finance Authority

                     Project), (Second Resolution Bonds), 5.600% Due

                     6/15/2016.



     160,000        The City of New York, New York General Obligation    No Optional Call    AAA        Aaa           83,965

                     Bonds, Fiscal 1994 Series E, 0.000% Due 8/1/2013.

                     (Original issue discount bonds delivered on or

                     about December 29, 1993 at a price of 31.409% of

                     principal amount.)





      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 244

                                                            (Series 838)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    140,000        The City of New York (New York), General Obligation  No Optional Call    AAA        Aaa     $     73,469

                     Bonds, Fiscal 1994 Series A, Subseries A-2, 0.000%

                     Due 8/1/2013. (Original issue discount bonds

                     delivered on or about August 2, 1993 at a price of

                     30.959% of principal amount.)



     520,000        New York City (New York), Municipal Water Finance    2004 at 101.5       AAA        Aaa          514,083

                     Authority, Water and Sewer System Revenue Bonds,

                     Fixed Rate Fiscal 1994 Series F, 5.500% Due

                     6/15/2023.



     235,000        Triborough Bridge and Tunnel Authority (New York),   No Optional Call    AAA        Aaa          218,957

                     General Purpose Revenue Bonds, Series 1993B,

                     5.000% Due 1/1/2020.



      40,000        The City of New York, New York, General Obligation   2005 at 101         AAA        Aaa           41,261

                     Bonds, Fiscal 1996 Series D, 6.000% Due 2/15/2016.



      45,000        The City of New York, New York, General Obligation   2005 at 101         AAA        Aaa           47,653

                     Bonds, Fiscal 1996 Series D, 6.000% Due 2/15/2016.

                     (Escrow Secured To Optional Redemption Date.)



------------                                                                                                    ------------

$  3,585,000                                                                                                    $  3,457,933

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Bridge and Tollroad Revenue,  1; Education Revenue,  2;

Transportation,  1; Municipal Lease Revenue,  1; Water And/or Sewer Revenue,

2 .



Approximately 22% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 244

                                                            (Series 838)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 30% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 13 obligations issued by entities located in New York.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 130

                                   (Series 838)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $3,095,605) (Note 1) ............... $   3,121,834

     Receivable from investments sold, called or matured ........        31,058

     Accrued interest receivable ................................        64,818

                                                                  --------------



               Total assets ..................................... $   3,217,710

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      73,165

     Payable to unitholders for units redeemed ..................         4,830

     Accrued trustee and evaluator fees .........................           742

                                                                  --------------



               Total liabilities ................................ $      78,737

                                                                  --------------



               Net assets, applicable to 32,462 units of

                 fractional undivided interest outstanding ...... $   3,138,973

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,517,346

       Less initial underwriting commission (Note 1) ............  (    172,335)

                                                                  --------------

                                                                  $   3,345,011

     Less cost of 2,538 units redeemed ..........................  (    244,307)

                                                                  --------------

                                                                  $   3,100,704

     Undistributed net investment income ........................        14,357

     Unrealized appreciation (depreciation) of investments ......        26,229

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (      2,317)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,138,973

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      18,167        $      96.26    $       .44    $      96.70

     Quarterly................       3,140               96.26            .44           96.70

     Semi-Annual..............      11,155               96.26            .44           96.70

                                ---------------  ============  ==============  ===========

                                    32,462

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                           OHIO INSURED TRUST 130

                                                (Series 838)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       175,458   $       178,455   $       181,558

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,238   $         6,245   $         6,457

    Evaluator fees ..................................              571               581               591

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         6,809   $         6,826   $         7,048

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       168,649   $       171,629   $       174,510

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        4,278)  $             0   $         1,960

    Net change in unrealized appreciation or

      depreciation of investments ...................          139,640    (      286,478)          117,954

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       135,362   $(      286,478)  $       119,914

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       304,011   $(      114,849)  $       294,424

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       168,649   $       171,629   $       174,510

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        4,278)                0             1,960

  Net change in unrealized appreciation or

    depreciation of investments .....................          139,640    (      286,478)          117,954

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       304,011   $(      114,849)  $       294,424

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      169,179)  $(      171,728)  $(      174,941)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      169,179)  $(      171,728)  $(      174,941)

                                                       ----------------  ----------------  ----------------



Redemption of 1,623, 42 and

    774 units, respectively .........................  $(      153,339)  $(        4,195)  $(       77,522)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       18,507)  $(      290,772)  $        41,961



Net assets at beginning of year .....................        3,157,480         3,448,252         3,406,291

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $14,357,$14,886 and $14,986,respectively) ..........  $     3,138,973   $     3,157,480   $     3,448,252

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 130

                                                            (Series 838)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        State of Ohio, Turnpike Revenue Bonds, 1994 Series   2004 at 102         AAA        Aaa     $    252,332

                     A, Issued by the Ohio Turnpike Commission, 5.750%

                     Due 2/15/2024.



     420,000        Ohio Water Development Authority, State of Ohio,     2005 at 101         AAA        Aaa          425,914

                     Water Pollution Control Loan Fund Revenue Bonds,

                     Water Quality Series 1995, 5.500% Due 12/1/2015.



     440,000        Ohio Water Development Authority, State of Ohio,     2004 at 102         AAA        Aaa          436,656

                     Collateralized Water Development Revenue Refunding

                     Bonds, 1994 Series A (The Cincinnati Gas &

                     Electric Company Project), 5.450% Due 1/1/2024.



     445,000        University of Cincinnati (Ohio), General Receipts    2005 at 101         AAA        Aaa          448,920

                     Bonds, Series U, 5.600% Due 6/1/2017.



     295,000        Greene County, Ohio, Sewer System Revenue Bonds,     2003 at 102         AAA        Aaa          294,938

                     1993 Series, 5.500% Due 12/1/2018.



     205,000        City of Huber Heights, Ohio, Water System Revenue    No Optional Call    AAA        Aaa           60,481

                     Bonds, Series 1995, 0.000% Due 12/1/2022.

                     (Original issue discount bonds delivered on or

                     about September 29, 1995 at a price of 19.031% of

                     principal amount.)



     445,000        County of Mahoning, Ohio, Hospital Improvement       No Optional Call    AAA        Aaa          437,395

                     Revenue Bonds, Series 1995 (Western Reserve Care

                     System Project), 5.500% Due 10/15/2025. (Escrow

                     Secured.)



     500,000        City of Middleburg Heights, Ohio, Hospital           2008 at 102         AAA        Aaa          513,475

                     Improvement Refunding Revenue Bonds, Series 1995

                     (Southwest General Health Center Project), 5.625%

                     Due 8/15/2015.



     250,000        County of Warren, Ohio, Sewer System Revenue Bonds,  2005 at 101         AAA        Aaa          251,723

                     Series 1995 (Warren County Sewer District), 5.650%

                     Due 12/1/2020.



------------                                                                                                    ------------

$  3,250,000                                                                                                    $  3,121,834

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 130

                                                            (Series 838)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Bridge and

Tollroad Revenue,  1; Education Revenue,  1; Power Revenue,  1; Health Care

Facility Revenue,  1; Water And/or Sewer Revenue,  4.



Approximately 36% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Water And/or Sewer Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 6% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 9 obligations issued by entities located in Ohio.

      PAGE  18
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  19
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 838:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 838 (comprising, Florida Insured Trust 221, New York Insured Trust 244 and Ohio Insured Trust 130), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 838, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  20
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  21
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 838
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE OH 130
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000941285
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  838
   NAME  OHIO INSURED TRUST
   NUMBER  130
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     3,095,605
   INVESTMENTS-AT-VALUE     3,121,834
   RECEIVABLES        95,876
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,217,710
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        78,737
   TOTAL-LIABILITIES        78,737
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    32,462
   SHARES-COMMON-PRIOR    34,085
   ACCUMULATED-NII-CURRENT        14,357
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        -2,317
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        26,229
   NET-ASSETS     3,138,973
   DIVIDEND-INCOME  0
   INTEREST-INCOME       175,458
   OTHER-INCOME  0
   EXPENSES-NET         6,809
   NET-INVESTMENT-INCOME       168,649
   REALIZED-GAINS-CURRENT        -4,278
   APPREC-INCREASE-CURRENT       139,640
   NET-CHANGE-FROM-OPS       304,011
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       169,179
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     2,538
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -18,507
   ACCUMULATED-NII-PRIOR        14,886
   ACCUMULATED-GAINS-PRIOR         1,960
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE FL 221
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000941285
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  838
   NAME  FLORIDA INSURED TRUST
   NUMBER  221
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,788,673
   INVESTMENTS-AT-VALUE     2,788,154
   RECEIVABLES        36,334
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,824,488
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        24,240
   TOTAL-LIABILITIES        24,240
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    28,863
   SHARES-COMMON-PRIOR    31,053
   ACCUMULATED-NII-CURRENT        13,175
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        -1,622
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC          -519
   NET-ASSETS     2,800,248
   DIVIDEND-INCOME  0
   INTEREST-INCOME       161,084
   OTHER-INCOME  0
   EXPENSES-NET         6,236
   NET-INVESTMENT-INCOME       154,848
   REALIZED-GAINS-CURRENT        -5,439
   APPREC-INCREASE-CURRENT       101,105
   NET-CHANGE-FROM-OPS       250,514
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       155,625
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     6,137
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -111,587
   ACCUMULATED-NII-PRIOR        13,952
   ACCUMULATED-GAINS-PRIOR         3,817
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE NY 244
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000941285
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  838
   NAME  NEW YORK INSURED TRUST
   NUMBER  244
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     3,426,683
   INVESTMENTS-AT-VALUE     3,457,933
   RECEIVABLES        73,730
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,531,663
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        54,972
   TOTAL-LIABILITIES        54,972
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    35,332
   SHARES-COMMON-PRIOR    36,728
   ACCUMULATED-NII-CURRENT        15,557
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -11,742
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        31,250
   NET-ASSETS     3,476,691
   DIVIDEND-INCOME  0
   INTEREST-INCOME       189,951
   OTHER-INCOME  0
   EXPENSES-NET         8,210
   NET-INVESTMENT-INCOME       181,741
   REALIZED-GAINS-CURRENT        -4,117
   APPREC-INCREASE-CURRENT       145,907
   NET-CHANGE-FROM-OPS       323,531
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       182,214
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    14,668
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS         9,314
   ACCUMULATED-NII-PRIOR        16,031
   ACCUMULATED-GAINS-PRIOR        -7,625
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0